4. Significant accounting policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Significant accounting policies
4.1.	Financial instruments

Financial assets are initially recognized at fair value when the Company assumes contractual rights to receive cash or other financial asset in contracts in which they are part. Financial assets are derecognized when the rights to receive cash linked to the financial asset expire or have been transferred substantially all the risks and benefits to third parties. Assets and liabilities are recognized when rights and obligations are retained by the Company in the transfer.

Financial liabilities are recognized when the Company assumes contractual obligations for settlement in cash or in the assumption of third-party obligations through a contract in which they are part of. Financial liabilities are initially recognized at fair value and are derecognized when the obligations are settled, extinguished or expired.

Subsequently to their initial recognition, financial instruments, measured at amortized cost, are measured using effective interest rate. Interest income and expenses, monetary and exchange variation, net of estimated losses for not receiving financial assets, and recognized as financial income and expenses when incurred..

Note 18 provide detailed information about financial instruments and further details on how it is measured.

(i)	Financial assets

Initial recognition and measurement

The financial assets held by the Company within the scope of IAS 39 are classified according to the purpose for which they were acquired or contracted within the following categories: (i) assets measured at fair value through profit or loss; (ii) loans and receivables, (iii) available-for-sale and (iv) investments held to maturity. The Company determines the classification of their financial assets at initial recognition.

Financial assets are initially recognized at fair value, and transaction costs are charged in the statement of operations. Loans and receivables are accounted for at amortized cost.

Purchases or sales of financial assets that require the assets to be delivered within a time frame established by regulations or market conventions (negotiations under regular conditions) are recognized on the trade date, i.e., on the date that the Company commits to purchase or sell the asset.

The financial assets of the Company includes cash and cash equivalents, trade accounts receivable, related parties receivables and derivative financial instruments.

Subsequent measurement

·	Financial assets measured at fair value through profit or loss: represent assets acquired for short-term realization purposes and are measured at fair value at the end of the reporting period. Interest rates, monetary restatement, exchange rate variation and variations arising from fair value measurements are recognized in the statement of operations for the year as financial income or expense, as incurred.

·	Loans and receivables: represent non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial recognition, they are measured at amortized cost using the effective interest method. Interest income, monetary restatement, exchange rate variation, less any impairment loss, as applicable, are recognized in the statement of operations as finance income or expense, when incurred.

·	Held-to-maturity financial assets: represent financial assets and liabilities that cannot be classified as loans and receivables (as they are quoted in an active market), and are acquired with the intent and ability to hold to maturity. They are stated at their acquisition cost plus income earned which is recorded as finance income or expense in the statement of operations for the year using the effective interest rate method; and

·	Available-for-sale financial instruments: items that do not meet the classification criteria in other categories. These items are measured at fair value, and gain and losses are recognized in a separate component of shareholders’ equity as other comprehensive income.

A financial asset (or, as applicable, a part of a financial asset or a part of a group of similar financial assets) is derecognized when:

·	Its right to receive cash flows has expired.

·       The Company has transferred their rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full to a third party under an onlending agreement; and (a) the Company has transferred substantially all the risks and rewards related to the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards related to the assets, but has transferred its control.

Derecognition of financial assets

When the Company has transferred their rights to receive cash flows from an asset or have entered into an onlending agreement, and has neither transferred nor retained substantially all the risks and rewards related to the asset or transferred control of the asset, the asset is maintained and an associated liability is recognized. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations retained by the Company.

Impairment of financial assets

At the end of each reporting period, the Company assesses whether there is any indication of impairment of a financial asset or group of financial assets. The impairment of a financial asset or group of financial assets is only considered (and only if) when there is objective evidence resulting from one or more events that have occurred after the asset’s initial recognition (“loss event”), and such event affects the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated. The evidence of impairment may include indications that debtors (or group of debtors) are going through relevant financial constraints, moratorium or default in the amortization of interest or principal; likelihood that they will file for bankruptcy or another type of financial reorganization; and when this data indicates a measurable decrease in future cash flows, such as default interest variations or economic conditions related to default.

Specifically in relation to loans and receivables, the Company, firstly verify whether there is objective evidence of impairment individually for financial assets that are individually significant, or collectively for assets that are not individually significant, if the Company determines the nonexistence of objective evidence of impairment of a financial asset measured individually – whether or not this loss is significant – the Company classifies it in a group of financial assets with similar credit risk characteristics which are evaluated collectively. The assets individually assessed as to be impaired, or for which the impairment is (or continues to be) recognized, are not included in the collective assessment.

An impairment loss is measured as the difference between the carrying amount of an asset and the present value of the estimated future cash flows (excluding future credit losses that have not been incurred) discounted by the original effective interest rate of the financial asset. The asset’s carrying amount decreases through the use of a provision and the impairment loss is recognized in the statement of operations. Interest income is recorded in the financial statements as part of finance income. In the case of borrowings or investments held to maturity with a variable interest rate, the Company measures the non-recovery based on the fair value of the instrument adopting an observable market price.

If, in a subsequent period, an impairment decreases and this reduction can be objectively associated with an event that has occurred after the recognition of the provision (such as an improvement in a debtor’s credit rating), the reversal of the previously recognized impairment loss is recognized in the statement of operations. If a write-off is later recovered, it is also recognized in the statement of operations.

(ii)	Financial liabilities

The financial liabilities under the scope of IAS 39 are classified as fair value through profit or loss or other financial liabilities, designated as hedge instruments in an effective hedge relationship, as applicable. The Company defines the classification of its financial liabilities at initial recognition.

All financial liabilities are initially recognized at fair value and, in the case of borrowings and financing, net of directly attributable transaction costs.

The Company’s financial liabilities include trade payable, borrowings and financing, debentures, financing related to acquisition of assets and derivative financial instruments.

Subsequent measurement

After initial recognition, interest-bearing borrowings and financings are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statement of operations for the year when the liabilities are written off, or through amortization according to the effective interest rate method.

Derecognition of financial liabilities

A financial liability is derecognized when the underlying obligation is settled, cancelled or expired.

When an existing financial liability is replaced by another from the same lender, on substantially different terms, or the terms of an existing liability are substantially modified, this replacement or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized as financial income.

Offsetting of financial instruments

Financial assets and liabilities are offset and stated net in the financial statements only if there is a currently enforceable legal right to offset the recognized amounts and there is an intention of settling them on a net basis or realizing the assets and settling the liabilities simultaneously.

4.2.	Foreign currency transactions

Foreign currency transactions are initially recognized at the exchange rate of the corresponding currencies on the date the transaction is qualified for recognition. Assets and liabilities denominated in foreign currencies are translated to Real using the spot rate at the end of the reporting periods. Gains or losses on exchange variations are recognized as financial income or expense.

4.3.	Derivative financial instruments

The Company uses derivative financial instruments to limit the exposure to variation not related to the local market such as interest rate and exchange rate swaps. These derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value at the end of each reporting period. Derivatives are accounted for as financial assets when their fair value is positive and as financial liabilities when their fair value is negative. Any gains or losses arising from changes in the fair value of derivatives are recognized as financial income or expenses.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it intends to apply hedge accounting and its objective and risk management strategy for contracting the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Company will assess the effectiveness of the changes in the hedging instrument’s fair value in offsetting the exposure to changes in the fair value of the hedged item or cash flow attributable to the hedged risk. These hedges are expected to be highly effective in offsetting changes in the fair value or cash flow and are assessed on an ongoing basis to determine if they actually have been highly effective throughout the periods for which they were designated.

Fair value hedges are recognized, in accordance with the procedures below:

·       The change in the fair value of a derivative financial instrument classified as fair value hedges is recognized as a financial result. The change in the fair value of the hedged item is recorded as a part of the carrying amount of the hedged item and is recognized in the statement of operations;

·       In order to calculate the fair value, debts and swaps are measured through rates publicly available in the financial market and projected up to their maturity date. The discount rate used in the calculation in the interpolation method for borrowings denominated in foreign currency is developed through DDI curves, free coupon and DI, indexes disclosed by the B3 (the Brazilian Securities, Commodities and Futures Exchange), whereas for borrowings denominated in reais, the Company uses the DI curve, an index published by the CETIP and calculated through the exponential interpolation method.

4.4.	Cash and cash equivalents

Cash and cash equivalents consist of cash, bank accounts and highly liquid short-term investments that are readily convertible into a known cash amount, and are subject to an insignificant risk of change in value, with intention and possibility to be redeemed in the short term, up to 90 days.

4.5.	Trade accounts receivable

Trade receivables are stated and maintained in the balance sheet at their nominal sales amounts less an allowance for doubtful accounts, which is recorded based on historical loss experience and risk analysis of the entire customer portfolio and the respective likelihood of collection.

Trade accounts receivable refer to non-derivative financial assets with fixed payments or which may be calculated, without quotation in an active market. After the initial measurement, these financial assets are subsequently measured at amortized cost according to the effective interest method (“EIM”), less impairment. The amortized cost is calculated taking into account eventual discounts or premiums over the acquisition and costs comprising the EIM.The EIM amortization are included in net finance income (expense) in the statement of operations. Impairment expenses are recognized in the statement of operations.

At the end of each reporting period, the Company assesses if the financial assets or group of financial assets are impaired.

Impairment of receivables are based on historical rates observed in the last 24 months, besides observation of economic events like unemployment rates, consumer trends and past due receivables in the portfolio.

Receivables are considered uncollectable, and therefore, written off after they are 180 days past due.

4.6.	Inventories

Inventories are accounted for at cost or net realizable value, whichever is lower. Inventories purchased are recorded at average cost, including warehouse and handling costs, to the extent these costs are necessary to bring inventories to selling conditions in the stores, less bonuses received from suppliers.

Net realizable value is the selling price in the ordinary course of business, less the estimated costs to sell.

Inventories are reduced by an allowance for obsolescence and damages, which is periodically reviewed and evaluated as to its adequacy.

4.7.	Supplier Bonuses

Bonuses received from suppliers are measured and recognized based on contracts and agreements signed, and recorded as a reduction of cost of sales when the corresponding inventories are sold.

Includes purchase volume agreement, logistics and specific negotiations to recover margin, reimbursement agreement (marketing expenses), among others, and are deducted from payables to the respective suppliers, once the Company is contractually entitled to settle trade payables net of these bonuses.

4.8.	Impairment of non-financial assets

Impairment testing is designed so that the Company can present the net realizable value of an asset. This amount may be realized directly or indirectly, through the sale of the asset or the cash generated by the use of the asset in the Company activities.

The Company tests its tangible or intangible assets for impairment annually or whenever there is internal or external evidence that they may be impaired.

An asset’s recoverable amount is defined as the asset’s or cash generating units (CGU) fair value less cost of disposal or its value in use, whichever is higher. The recoverable amount is determined for an individual asset unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.

If the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and an allowance for impairment is recorded to adjust its carrying amount to its recoverable amount. In assessing the recoverable amount, the estimated future cash flows are discounted to present value using a pre-tax discount rate that represents the Company’s weighted average cost of capital (“WACC”), reflecting current market assessments of the time value of money and the risks specific to the asset.

Impairment losses are recognized in profit or loss for the year in the expense categories consistent with the function of the respective impaired asset. For assets excluding goodwill, previously recognized impairment losses are reversed only if there’s been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized.

4.9.	Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and/or any impairment losses, if any. Cost includes the cost of acquisition and financing costs for long-term construction projects, if the recognition criteria are met. When significant components of property and equipment are replaced, they are recognized as individual assets with specific useful lives and depreciation. Likewise, when a major replacement is performed, its cost is recognized at the carrying amount of the equipment as a replacement, if the recognition criteria are met. All other repair and maintenance costs are recognized in the statement of operations for the year as incurred.

Asset category	Useful life (in years)
Buildings	40
Improvements	24
Data processing equipment	5
Software	10
Facilities	12
Furniture and fixtures	9
Vehicles	5
Machinery and equipment	11
Decoration	5

Property and equipment items and eventual significant parts are written off when sold or when no future economic benefits are expected from its use or sale. Any eventual gains or losses arising from the write off of the assets are included in statement of operations for the year.

The residual value, the useful life of assets and the depreciation methods are reviewed at the end of each reporting period and adjusted prospectively, if applicable. The Company reviewed the useful lives of fixed and intangible assets for fiscal year 2017 and no significant changes were deemed necessary.

4.10.	Capitalization of interest

Interest on borrowings and financing directly attributable to the acquisition, construction of an asset that requires a substantial period of time to be completed for its intended use or sale (qualifying asset) are capitalized as part of the cost of the respective assets during its construction phase. From the date that the asset is placed in operation, capitalized costs part of the carrying amount of the asset and are depreciated over the estimated useful life of the asset.

4.11.	Investment properties

Investment properties are measured at historical cost, including transaction costs. After the initial recognition, they are stated at cost, net of accumulated depreciation and or impairment loss, if applicable.

Investment properties are written off when they are sold or when they are no longer used and no future economic benefit is expected from the sale. An investment property is also classified as held for sale when there is an intention to sell. The difference between the net amount obtained from the sale and the carrying amount of the asset is recognized in the statement of operations in the period in which the asset has been disposed of.

4.12.	Intangible assets

Intangible assets acquired separately are measured at cost at initial recognition, less amortization and any impairment losses. Internally generated intangible assets, excluding capitalized software development costs, are recognized as expense when incurred.

Intangible assets consist mainly of software acquired from third parties, software developed for internal use, commercial rights (stores’ rights of use), customer lists, advantageous lease agreements, advantageous furniture supply agreements and brands.

Intangible assets with definite useful lives are amortized using the straight-line method. The amortization period and method are reviewed, at least, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

Software development costs recognized as assets are amortized over their useful lives (5 a 10 years), according to the amortization rates, mentioned in the note 4.10., beginning amortization when they become operational.

Intangible assets with indefinite useful lives are not amortized, but tested for impairment at the end of each reporting period or whenever there are indications that their carrying amount may be impaired either individually or at the level of the cash-generating unit. The assessment is reviewed annually to determine whether the indefinite life assumption remains appropriate. Otherwise, the useful life is changed prospectively from indefinite to definite.

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, and being recognized in the statement of operations in the year when the asset is derecognized.

4.13.	Classification of assets and liabilities as current and noncurrent

Assets (except for deferred income tax and social contribution) that are expected to be realized or are intended for sale or consumption within twelve months as of the end of the reporting periods are classified as current assets. Liabilities (except for deferred income tax and social contribution) that are expected to be settled within twelve months as of the end of the reporting periods are classified as current. All other assets and liabilities (including deferred tax assets and liabilities) are classified as “noncurrent”.

The deferred tax assets and liabilities are classified as “noncurrent”, net by legal entity, according to IAS 12.

4.14.	Assets held for sale

Noncurrent assets and group of assets are reclassified as held for sale if the carrying amount will be recovered through a sale transaction, instead of continuous use. This condition is considered reached only when the asset is available to sale in the present condition, exposed only the terms that are usual to sales of these assets and the sale is highly probable. Management has to be committed to completed the sale within one year.

When the Company is committed to a sale plan involving the loss of subsidiary control, all the assets and liabilities of this subsidiary are classified as held for sale when the criteria above is met, even if the Company keeps a non-controlling interest in its former subsidiary after the sale. Additionally, the net results of the entity classified as held for sale is presented as discontinued operations in a single caption in the statements of operations.

After the completion of the sale, the Company records any residual interest in the associate in accordance with IAS 39, unless the Company has significant influence in the associate and, in this case, the Company uses the equity method of accounting.

Non current assets classified as held for sale are measured based on the lower amount between carrying amount and fair value less cost to sell.

4.15.	Leases

The definition of an agreement as lease is based on an assessment at the inception of the lease, i.e., if fulfilment of the arrangement depends on the use of a specific asset or assets or the arrangement transfers the right to use the asset.

The Company rents equipments and commercial spaces, including stores and distribution centers, through lease agreements. The agreements length vary substantially from 5 to 25 years.

Company as lessees

Financial lease agreements, which transfer to the Company substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased property or at the present value of the minimum lease payments, whichever is lower. Lease payments are allocated between financial charges and reduction of lease liabilities so as to achieve a constant interest rate in the remaining balance of liabilities. Financial charges are recognized as a financial expense in the year.

Leased assets are depreciated over their useful lives. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over its estimated useful life or the lease term, whichever is shorter. The leasehold improvements and rebuilding follow the same rule.

Lease agreements are classified as operating leases when there is no transfer of risk and benefits incidental to ownership of the leased item.

The installment payments of leases (excluding service costs, such as insurance and maintenance) classified as operating lease agreements are recognized as expenses, on straight-line basis, during the lease term.

Contingent rentals are recognized as expenses in the years they are incurred.

Company as lessors

Lease agreements where the Company does not transfer substantially all the risks and benefits incidental to ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognized over the agreement term on the same basis as rental income.

Contingent rentals are recognized as revenue in the periods in which they are earned.

4.16.	Provisions

Provisions are recognized when the Company has present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and the obligation can be reliably estimated. Where the Company expects a provision to be fully or partially reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to the eventual provision is recognized in statement of operations for the year, net of any reimbursement. In cases of attorney’s fees in favorable court decisions, the Company’s policy is to make a provision when fees are incurred, i.e., upon final judgment on lawsuits, as well as disclose in notes the amounts involved in lawsuits in progress.

4.17.	Dividend and interest on own capital distribution

Dividend distribution to the Company’s shareholders is recognized as a liability at the year-end, based on the minimum mandatory dividends established by the Bylaws. Additional dividends are only recorded when approved by the Company’s shareholders.

The Company may pay interest as remuneration of its own capital calculated over the shareholders' equity accounts, observing the rate and limits determined by law.

4.18.	Deferred Revenue

The Company records deferred revenue related to amounts received in advance from business partners for the exclusivity in the intermediation of services of additional or extended warranties, recognized in profit by evidence of the service rendered in the sale of these warranties jointly with the business partners.

4.19.	Equity

Common and preferred shares are classified as equity.

When the Company purchases its own shares (treasury shares), the remuneration paid, including any directly attributable costs, is deducted from equity, and are recorded as treasury shares until the shares are cancelled or sold to the market. When these shares are subsequently sold, any remuneration received, net of any directly attributable costs, is included in equity. No gain or loss is recognized on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

4.20.	Share-based payment

Employees and senior executives of the Company (including ours subsidiaries) receive compensation in the form of share-based payment, whereby employees render services in exchange for equity instruments (“equity-settled transactions”).

Equity-settled transactions

The cost of equity-settled transactions is recognized as an expense in the year, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are met. Cumulative expenses recognized for equity instruments at each reporting date until the vesting date reflect the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will be ultimately vested.

Each year’s expenses or expenses reversals represents the change in the cumulative expenses recognized at the beginning and the end of that year. No expense is recognized for services that has not completed the vesting period, except for equity-settled transactions where vesting is conditional upon a market or non-vesting condition, which are treated as vested irrespective of whether or not the market or non-vesting condition is met, provided that all other performance and/or service conditions are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified, an additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employee, as measured at the date of modification.

When an equity instrument is cancelled, it is treated as fully vested on the date of cancellation, and any expense not yet recognized related to the premium are immediately recognized in profit or loss for the year, this includes any premium whose non-vesting conditions within the control of either the Company or the employee are not met. However, if the cancelled plan is replaced by another plan and designated as a replacement grants on the grant date, the cancelled grant and the new plan are treated as if they were a modification of the original grant, as described in the previous paragraph. All cancellations of equity-settled transactions are treated equally.

The dilutive effect of outstanding options is reflected as an additional share dilution in the calculation of diluted earnings per share (see note 29).

4.21.	Earnings per share

Basic earnings per share are calculated based on the weighted average number of outstanding shares of each category during the year.

Diluted earnings per share are calculated as follows:

·       Numerator: profit for the year adjusted by dilutive effects from stock options granted by subsidiaries.

·       Denominator: weighted average number of outstanding shares of each category adjusted to include potential shares corresponding to dilutive instruments (stock options), less the number of shares that could be bought back at market, if applicable.

Equity instruments that will or may be settled with the Company’s shares are only included in the calculation when its settlement has a dilutive impact on earnings per share.

4.22.	Determination of net income

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company, and it can be reliably measured. Revenue is measured at the fair value of the consideration received, excluding discounts, rebates, and sales taxes. The Company assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. The Company has concluded that it is acting as a principal in all of its revenue arrangements, except for those referring to extended warranties and insurance policy brokerage, among others. Specifically in these cases, the Company operates as agents, and revenue is recognized on a net basis, which reflects the commission received from insurance companies. The following specific recognition criteria must also be met before revenue is recognized:

(i)	Revenue

a)	Sale of goods

Revenue from sale of goods are recognized at their fair value and, when all the risks and benefits inherent to said good are transferred to the buyer, the Company ceases to hold control or responsibility for the goods sold and the economic benefits generated to the Company are probable. No revenue is recognized if their realization is uncertain.

b)	Service revenue

Due to the Company’s actions as agent in insurance extended warranty, financial protection insurance, personal accident insurance, sales agents in technical assistance and mobile phone recharge, revenues earned are presented net of related costs and recognized in profit or loss when probable that the economic benefits will flow to the Company and their values can be measured reliably.

c)	Finance service revenue

As the activity of customer financing is an important part of the Company’s business, for all financial instruments measured at amortized cost, revenue is recorded using the effective interest rate, which discounts exactly the estimated future cash receipts through the expected life of the financial instrument, or a shorter period of time, where applicable, to the net carrying amount of the asset. Interest income is included under financial services, comprising the Company's gross profit in the statement of operations. This practice is substantially related to discontinued operations.

d)	Interest income

For all financial instruments measured at amortized cost, interest income is recorded using the effective interest rate, which is the rate that discounts the estimated future cash payments or receipts through the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability, Interest income is included in the financial result in the statement of operations for the year.

e)	Barter revenue

Revenues are recognized: (i) at the time of conclusion of the exchange of land owned by GPA M&P at the fair value of the consideration received on the barter date, (ii) upon delivery of the units sold by GPA M&P. The cost of the units sold comprises the fair value of the initially recognized barter.

f)	Returns and cancellations

Returns and cancellations are recognized when incurred. When the sale is recorded, the assumptions are based on the volumes of sales and historic past experience on returns of each reporting segment. Revenue is recorded net of returns and cancellations.

(ii)	Cost of goods sold

The cost of goods sold comprises the acquisition cost net of discounts and bonuses received from suppliers, changes in inventory and logistics costs.

Rebates received from suppliers are measured based on contracts and agreements signed with them.

The cost of sales includes the cost of logistics operations managed or outsourced by the Company, comprising warehousing, handling and freight costs incurred until the goods are ready for sale. Transport costs are included in the acquisition costs.

(iii)	Selling expenses

Selling expenses comprise all store expenses, such as salaries, marketing, occupancy, maintenance, expenses with credit card companies, etc.

Marketing expenses refer to advertising campaigns for each segment in which the Company operates. The main media used by the Company are: radio, television, newspapers and magazines. These expenses are recognized in results of operations when incurred, net of amounts received from suppliers joining the campaigns.

(iv)	General and administrative expenses

General and administrative expenses correspond to overhead and the cost of corporate units, including the purchasing and procurement, information technology and financial activities.

(v)	Other operating expenses, net

Other operating income and expenses correspond to the effects of major non-recurring events occurred during the year that do not meet the definition of other items in the statement of operations lines.

(vi)	Financial result

Financial expenses include substantially all expenses generated by net debt and receivables sold during the year, offset by capitalized interest, losses related to the measurement of derivatives at fair value, losses on disposals of financial assets, financial charges on provisions on lawsuits and taxes and interest charges on financial leases, as well as discount charges.

Financial income includes income generated by cash and cash equivalents and restricted deposits, gains related to the measurement of derivatives at fair value.

4.23.	Taxation

Current income tax and social contribution

Current income tax and social contribution assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to calculate taxes are those enacted or substantially enacted at the end of each balance sheet date.

Income taxes comprise Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”), calculated based on taxable income (adjusted income), at the statutory rates set forth in the legislation in force: 15% on taxable income plus an additional 10% on annual taxable income exceeding R$240,000 for IRPJ, and 9% for CSLL.

Deferred income tax and social contribution

Deferred income tax and social contribution are generated by temporary differences at the end of the reporting periods between the tax basis of assets and liabilities and their carrying amounts.

Deferred income tax and social contribution assets are recognized for all deductible temporary differences and unused tax loss carryforwards to the extent that it is probable that taxable income will be available against which to deduct temporary differences and unused tax loss carryforwards, except where the deferred income and social contribution tax assets relating to the deductible temporary difference arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor tax income or losses.

Deferred income tax and social contribution liabilities are recognized for all temporary taxable differences, except when the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in an transaction other than a business combination and which, at the time of the transaction, affects neither accounting profit nor tax losses.

With respect to deductible temporary differences associated with investments in subsidiaries and associates, deferred income and social contribution taxes are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable income will be available against which the temporary differences can be utilized.

The carrying amount of deferred income and social contribution tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred income and social contribution taxes to be utilized. Unrecognized deferred income tax and social contribution tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable income will allow these assets to be recovered.

Deferred income and social contribution tax assets and liabilities are measured at the tax rates that are expected to be enacted in the year when the asset is realized or the liability is settled, based on inacted tax rates (and tax laws) or substantively enacted tax rates at the end of the reporting period.

Deferred taxes related to items directly recognized in equity are also recognized in equity and not in the statement of operations.

Deferred income tax and social contribution tax assets and liabilities are offset if there is a legal or contractual right to offset tax assets against income tax liabilities, and the deferred taxes refer to the same taxpayer entity and to the same tax authority.

Other taxes

Revenue from sales of goods and services are subject to taxation by State Value-Added Tax (“ICMS”) and Services Tax (“ISS”), calculated based on the rates applicable to each state and city, as well as contribution for the Social Integration Program (“PIS”) and contribution for Social Security Financing (“COFINS”), and are presented net of sales revenue.

Revenue and expenses are recognized net of taxes, except where the sales tax incurred on the purchase of assets or services is not recoverable from the tax authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable.

4.24.	Business combinations and goodwill

Business combinations are recorded using the acquisition method. The cost of an acquisition is measured as the sum of the consideration transferred, measured at fair value on the acquisition date, and the remaining amount of non-controlling interest in the acquiree. For each business combination, the acquirer measures the non-controlling interest in the acquired at fair value or at the proportional interest in the acquiree identifiable net assets. The acquisition costs incurred are accounted for as general and administrative expenses.

When the Company acquires a business, it assesses its financial assets and liabilities in order to appropriately classify and designate them in accordance with contractual terms, economic circumstances and relevant conditions on the acquisition date. This includes the segregation of derivatives embedded in agreements by the acquiree.

If the business combination occurs in phases, the fair value on the acquisition date of the interest previously held by the acquirer in acquiree is adjusted to fair value on the acquisition date through profit or loss.

Any contingent payment to be transferred by the acquirer will be recognized at fair value on the acquisition date, Subsequent changes in the fair value of the contingent payment considered as an asset or liability will be recognized through profit or loss or as a change in other comprehensive income.

Goodwill is initially measured at cost and is the excess between the consideration transferred and the non-controlling interest in assets and assumed liabilities, if this payment is lower than the fair value of the acquirer’s net assets, the difference is recognized in profit or loss as gain on bargain purchase.

After initial recognition, goodwill is measured at cost, less any impairment losses. For impairment testing purposes, the goodwill acquired in a business combination is, as of the acquisition date, allocated to the operating segment that will benefit from the business combination, regardless of whether other assets or liabilities of the acquire will be assigned to that operating segment.

When goodwill is part of a cash-generating unit and part of the operation at this unit is sold, the goodwill related to the sold operation is included in the carrying amount of the operation when calculating profit or loss from the sale of the operation. This goodwill is then measured based on the relative amounts of the sold operation and part of the cash-generating unit which was maintained.

4.25.	Accounting for equity investments at cost deriving from corporate restructuring and performed with related parties

The Company accounts for at historical cost the interest deriving from corporate restructuring performed with related parties. Difference between the acquiring value and historical cost is recorded in shareholders’ equity, when the interest acquired is from companies under common control. Such transactions are not in the scope of IFRS 3.

4.26.	Foreign currency translation

The financial statements are presented in Reais, the functional currency of the Group’s Parent Company. Each entity determines its own functional currency and all their financial transactions are measured in that currency.

The financial statements of foreign subsidiaries that use a different functional currency from the Parent Company are translated into Reais, at closing date according to the following:

·	Assets and liabilities, including goodwill and fair value adjustments, are translated into reais at the closing rate.

·	Statement of operations and cash flow items are translated into reais using the average rate unless significant variances occurs, when is used the rate of the transaction date.

·	Equity is recorded into Reais at historical cost and the exchange rate variation is recorded in equity valuation adjustments as other comprehensive income.

Exchange differences are recognized within a separate component of equity. When a foreign operation is sold, the accumulated value of exchange differences on the equity is reclassified to results of operations.

Foreign currency transactions (i.e. transactions that use currency different from functional currency of entity) are translated using the exchange rate at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated at the closing rate and the resulting exchange differences are recognized in the statement of operations. Non-monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate at the transaction date.

4.27.	Customer loyalty programs

Until December 31, 2017, the Company provided incentives to its customers in the sale of products or services. When acquiring products or services and upon achievement of certain scoring levels customer could use credit points as a discount when acquiring goods at the stores.

As announced to the participants, the loyalty program was terminated at the end of the 2017 and all points not redeemed by customers were considered expired and recorded in income.